Risk and sensitivity analysis - US, foreign exchange and other sensitivity (Details) £ in Millions	12 Months Ended
	Dec. 31, 2018 ₫ / £	Dec. 31, 2018 ₫ / £ $ / £	Dec. 31, 2018 ₫ / £ ฿ / £	Dec. 31, 2018 ₫ / £ $ / £	Dec. 31, 2018 ₫ / £ RM / £	Dec. 31, 2018 ₫ / £ ₨ / £	Dec. 31, 2018 ₫ / £ Rp / £	Dec. 31, 2018 ₫ / £ $ / £	Dec. 31, 2018 ₫ / £ ¥ / £	Dec. 31, 2018 ₫ / £	Dec. 31, 2017 ₫ / £	Dec. 31, 2017 ₫ / £ $ / £	Dec. 31, 2017 ₫ / £ ฿ / £	Dec. 31, 2017 ₫ / £ $ / £	Dec. 31, 2017 ₫ / £ RM / £	Dec. 31, 2017 ₫ / £ ₨ / £	Dec. 31, 2017 ₫ / £ Rp / £	Dec. 31, 2017 ₫ / £ $ / £	Dec. 31, 2017 ₫ / £ ¥ / £	Dec. 31, 2017 ₫ / £	Dec. 31, 2016 ₫ / £	Dec. 31, 2016 ₫ / £ $ / £	Dec. 31, 2016 ₫ / £ ฿ / £	Dec. 31, 2016 ₫ / £ $ / £	Dec. 31, 2016 ₫ / £ RM / £	Dec. 31, 2016 ₫ / £ ₨ / £	Dec. 31, 2016 ₫ / £ Rp / £	Dec. 31, 2016 ₫ / £ $ / £	Dec. 31, 2016 ₫ / £ ¥ / £	Dec. 31, 2018 $ / £	Dec. 31, 2018 ฿ / £	Dec. 31, 2018 $ / £	Dec. 31, 2018 RM / £	Dec. 31, 2018 ₨ / £	Dec. 31, 2018 Rp / £	Dec. 31, 2018 $ / £	Dec. 31, 2018 ¥ / £	Dec. 31, 2018	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 $ / £	Dec. 31, 2017 ฿ / £	Dec. 31, 2017 $ / £	Dec. 31, 2017 RM / £	Dec. 31, 2017 ₨ / £	Dec. 31, 2017 Rp / £	Dec. 31, 2017 $ / £	Dec. 31, 2017 ¥ / £	Dec. 31, 2017	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 $ / £	Dec. 31, 2016 ฿ / £	Dec. 31, 2016 $ / £	Dec. 31, 2016 RM / £	Dec. 31, 2016 ₨ / £	Dec. 31, 2016 Rp / £	Dec. 31, 2016 $ / £	Dec. 31, 2016 ¥ / £	Dec. 31, 2015 ₫ / £	Dec. 31, 2015 $ / £	Dec. 31, 2015 ฿ / £	Dec. 31, 2015 $ / £	Dec. 31, 2015 RM / £	Dec. 31, 2015 ₨ / £	Dec. 31, 2015 Rp / £	Dec. 31, 2015 $ / £	Dec. 31, 2015 ¥ / £
Risk and sensitivity analysis
Average foreign exchange rate	30,732.53	1.34	43.13	1.80	5.38	91.25	18,987.65	10.46	8.82		29,279.71	1.29	43.71	1.78	5.54	83.90	17,249.38	10.04	8.71		30,292.79	1.35	47.80	1.87	5.61	91.02	18,026.11	10.52	8.99
Closing foreign exchange rate	29,541.15	29,541.15	29,541.15	29,541.15	29,541.15	29,541.15	29,541.15	29,541.15	29,541.15	29,541.15	30,719.60	30,719.60	30,719.60	30,719.60	30,719.60	30,719.60	30,719.60	30,719.60	30,719.60	30,719.60	28,136.99	28,136.99	28,136.99	28,136.99	28,136.99	28,136.99	28,136.99	28,136.99	28,136.99	1.27	41.47	1.74	5.26	88.92	18,314.37	9.97	8.74			1.35	44.09	1.81	5.47	86.34	18,353.44	10.57	8.81			1.24	44.25	1.79	5.54	83.86	16,647.30	9.58	8.59	33,140.64	1.47	53.04	2.09	6.33	97.51	20,317.71	11.42	9.57
Jackson (US insurance operations)
Risk and sensitivity analysis
Average foreign exchange rate | $ / £		1.34										1.29
Closing foreign exchange rate | $ / £																														1.27										1.35
Jackson (US insurance operations) | Variable annuities
Risk and sensitivity analysis
Expected long-term level of separate account returns (as a percent)										7.40%										7.40%
Jackson (US insurance operations) | Foreign exchange risk | US dollars
Risk and sensitivity analysis
Reasonably possible increase in assumption (as a percent)																																						10.00%										10.00%
Change in profit before tax attributable to shareholders, increase in assumption																																							£ (159)										£ (54)
Change in profit for the year, increase in assumption																																							(136)										(20)
Change in shareholders' equity, increase in assumption																																							(508)										(456)
Reasonably possible decrease in assumption (as a percent)																																						10.00%										10.00%
Change in profit before tax attributable to shareholders, decrease in assumption																																							194										66
Change in profit for the year, decrease in assumption																																							166										24
Change in shareholders' equity, decrease in assumption																																							£ 620										£ 557